Commitments and Contingencies - Investment commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies
Investment commitments	¥ 20,200	¥ 20,200